10. THIRD PARTY BORROWINGS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	4.65%	4.98%
Short-term bank loans, Maturities	December 2018
Total	¥ 520,000	¥ 580,000